UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007– November 30, 2008

Item 1: Reports to Shareholders

Vanguard New York Tax-Exempt Funds Annual Report

November 30, 2008

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>	For the fiscal year ended November 30, 2008, Vanguard New York Tax-Exempt Money Market Fund returned 2.32%, exceeding the average return of its peers.
>	The Investor Shares of Vanguard New York Long-Term Tax-Exempt Fund returned –4.63%. This disappointing result was nevertheless better than the peer group’s average return.
>	During the 12-month period, municipal yields were extremely volatile, as spillover from the subprime credit crunch seeped into all corners of the fixed income market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
New York Tax-Exempt Money Market Fund	11
New York Long-Term Tax-Exempt Fund	29
About Your Fund’s Expenses	52
Glossary	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard New York Tax-Exempt Money Market Fund	VYFXX	2.32%
7-Day SEC Yield: 1.10%
Taxable-Equivalent Yield: 1.82%[1]
Average New York Tax-Exempt Money Market Fund[2]		1.87

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	VNYTX	–4.63%
30-Day SEC Yield: 4.47%
Taxable-Equivalent Yield: 7.38%[1]
Admiral™ Shares[3]	VNYUX	–4.56
30-Day SEC Yield: 4.55%
Taxable-Equivalent Yield: 7.51%[1]
Barclays Capital 10 Year Municipal Bond Index		–0.42
Average New York Municipal Debt Fund[2]		–8.37

Your Fund’s Performance at a Glance
November 30, 2007–November 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.023	$0.000
Long-Term
Investor Shares	$11.09	$10.13	$0.463	$0.000
Admiral Shares	11.09	10.13	0.470	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman’s assets in September.

President’s Letter

Dear Shareholder,

Municipal securities experienced unusual volatility during the past 12 months as the global credit crunch reverberated through this typically sedate segment of the fixed income markets.

During this turbulent period, Vanguard New York Tax-Exempt Money Market Fund outperformed Vanguard New York Long-Term Tax-Exempt Fund, returning 2.32% for the 12 months ended November 30. The fund’s yield at year-end was 1.10% (down from 3.48% a year ago); the taxable-equivalent yield would be 1.82% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

The Investor Shares of the New York Long-Term Tax-Exempt Fund returned a disappointing –4.63% for the fiscal year, and the Admiral Shares returned –4.56%. The average return for New York municipal funds was –8.37%. As of November 30, the Investor Shares’ yield was 4.47% (up from 3.96% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 7.38%. Yields were slightly higher for Admiral Shares.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New York state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). However, the New York Long-Term Tax-Exempt Fund currently owns no bonds that would generate income subject to the AMT.

Amid economic uncertainty, bond investors preferred Treasuries

Credit markets remained unsettled throughout the 12-month period. Bond investors grew increasingly reluctant to lend to corporations and even credit-worthy states and municipalities. Instead, investors preferred the liquidity and relative safety of U.S. Treasury securities. This tendency persisted through-out the year and intensified toward the close of the period, as demand for Treasuries drove their prices higher and yields lower. At the end of November, the yield of the shortest-term Treasuries neared 0%, and the yield of the 10-year note dipped below 3% for the first time in five decades, indicating a remarkable level of risk aversion for investors across the maturity spectrum.

The U.S. Federal Reserve Board responded to the credit crisis by creating new lending programs and dramatically easing monetary policy. During the year, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

For the 12 months, the broad taxable bond market returned 1.74%; the tax-exempt bond market returned –3.61%.

Stock market weakness was sharp and broad-based

Stock markets worldwide, including the U.S. stock market, registered some of the worst 12-month performances in many years. Stocks were weak throughout the year, but declines accelerated in September as the financial crisis deepened and several large financial institutions collapsed,

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	1.74%	4.56%	4.10%
Barclays Capital Municipal Bond Index	–3.61	1.66	2.58
Citigroup 3-Month Treasury Bill Index	2.07	3.86	3.11

Stocks
Russell 1000 Index (Large-caps)	–38.98%	–9.10%	–1.43%
Russell 2000 Index (Small-caps)	–37.46	–10.13	–1.65
Dow Jones Wilshire 5000 Index (Entire market)	–38.84	–8.96	–1.16
MSCI All Country World Index ex USA (International)	–48.95	–6.84	3.37

CPI
Consumer Price Index	1.07%	2.44%	2.86%

received government assistance, or were taken over by competitors. Market volatility spiked, and daily stock market swings of several percentage points became common.

The effects of the financial crisis, which originated in the fixed income markets, continued to hamper the broader economy. Unemployment increased, consumer confidence declined, and production levels fell. Shortly after the close of the fund’s fiscal year, the National Bureau of Economic Research (the body responsible for dating the nation’s business cycles) confirmed that the U.S. economy had been in recession since December 2007.

For the fund’s fiscal year, the broad U.S. stock market returned –38.84%. International stocks fared worse, returning –48.95%.

Credit crisis weighed on the muni market

A year ago, trouble in the fixed income market seemed largely confined to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every segment of the fixed income market, including municipal securities.

For the fiscal period, the New York Tax-Exempt Money Market Fund returned 2.32% while maintaining a net asset value of $1 per share. The yields of short-term municipal securities fluctuated significantly during the year, as investors veered back and forth between the perceived safety of

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer
New York Tax Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.60%
Long-Term	0.15	0.08%	1.10

1 The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the New York Tax-Exempt Money Market Fund’s expense ratio was 0.11%. The New York Long-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund, and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund.

Treasury bills and the more generous yields available from tax-exempt securities. After rising initially, yields on short-term municipal securities pulled back, and the New York Tax-Exempt Money Market Fund’s yield at the end of the period was more than 2 percentage points below its yield at the start.

In October, the Vanguard money market funds, including the New York Tax-Exempt Money Market Fund, elected to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. In December, the Vanguard money market funds agreed to participate in the extension of this program, which is scheduled to run through April 30, 2009. We have the highest confidence in the stability and liquidity of our money market funds, and we do not believe the funds will ever need support. We reasoned that our participation in the program could help bring stability to the credit markets, a development that would help Vanguard and other money market investors.

Both the Investor Shares and Admiral Shares of the New York Long-Term Tax-Exempt Fund returned about –4.6% for the 12-month period, as the prices of almost all bonds that weren’t issued by the U.S. Treasury declined. Although the fund’s absolute returns were generally disappointing, the fund outperformed its peer group by a substantial margin. This difference reflects the commitment of the fund’s advisor, Vanguard Fixed Income Group, to high-quality securities and prudent portfolio management strategies,

Total Returns
Ten Years Ended November 30, 2008
	Average Annual Return
		Average
	Vanguard	Competing
New York Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.42%	1.99%
Long-Term Investor Shares	3.89	2.78

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

which helped protect shareholders from the worst of the market’s upheaval during the past year.

Both share classes of the New York Long-Term Tax-Exempt Fund ended the 12-month period with yields that were higher than they were in the beginning of the period.

Prudent management and low costs have delivered strong returns

Just as they did during the past 12 months, the funds have benefited over the long term from the advisor’s diligent credit analysis, emphasis on high quality and liquidity, and efforts to keep the portfolios’ exposure to interest rate risk generally in line with those of their respective market segments.

For the ten year period ended November 30, 2008, the New York Tax-Exempt Money Market Fund earned an average annual return of 2.42%, compared with the peer-group average of 1.99% for the same period. The fund was aided by its low expenses—a key for short-term investment vehicles, such as money market funds.

The New York Long-Term Tax-Exempt Fund earned an average annual return of 3.89% over the decade, which would have transformed a hypothetical initial investment of $10,000 into $14,645. By comparison, the average return for competing funds would have produced a return of $13,152 over the same ten-year period. The New York Long-Term Tax-Exempt Fund also benefited from Vanguard’s low costs, as well as the skill and strategy of the fund’s experienced advisor.

A sensible allocation plan for unsettling times

As stock markets have tumbled, and even typically staid segments of the investment markets such as municipal securities have endured high levels of volatility, the temptation to “do something” has no doubt been strong. Our experience suggests that, more often than not, such an emotional response is counterproductive.

We’ve found that a sensible approach even in turbulent markets—and it’s worth noting that, while extreme, the recent turmoil is not unprecedented—is to determine a mix of stock, bond, and money market funds appropriate for your goals and circumstances, and then stick with it through the good times and bad. A balanced, well-diversified portfolio provides you both with some protection from the stock market’s deepest swoons and the opportunity to participate in its potential for long-term growth.

Both the New York Tax-Exempt Money Market Fund and the New York Long-Term Tax-Exempt Fund can play an important role in such a portfolio, particularly for investors in high tax brackets. And, by keeping expenses low, your fund’s advisor enables you to capture more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

December 10, 2008

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The New York Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19 will not be guaranteed.

• If a customer closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19 or the current amount, whichever is less.

The program will expire on April 30, 2009, unless it is extended by the Treasury.

Advisor’s Report

For the fiscal year ended November 30, 2008, Vanguard New York Tax-Exempt Money Market Fund returned 2.32%. The Investor Shares of the New York Long-Term Tax-Exempt Fund returned –4.63% (the Admiral Shares, –4.56%), as bond prices declined. Both funds outperformed their peers.

The investment environment

Credit-market problems that first surfaced in mid-2007 intensified during the past 12 months, ultimately leading to a severe disruption of the market’s normal lending and borrowing activity. By the end of the period, the Federal Reserve Board had lowered its target for the federal funds rate, a benchmark for short-term rates, to 1.00%, from 4.50% at the start. (On December 16, 2008, after the close of the fiscal period, the Fed established a rate target of 0% to 0.25%.)

As the tentacles of the subprime-loan crisis gripped the credit markets, municipal securities (and just about every other fixed income investment) underperformed U.S. Treasuries, which rallied amid a global flight to quality. Weakness in the municipal market also reflected concern about the financial strength of municipal bond insurers and forced selling by investors who had bought municipals with borrowed money. As asset prices declined, these borrowers sold municipals to meet margin requirements. The net effect was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels, particularly on an after-tax basis.

Yields of U.S. Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2007	2008
2 years	3.18%	2.13%
5 years	3.26	2.93
10 years	3.62	4.02
30 years	4.32	5.38

Source: Vanguard.

A by-product of these developments was a sharp drop in the supply of new securities. Outflows experienced by mutual fund companies and a lack of support from other institutional buyers made the placement of new issues difficult. As a result, issuers came to market only on an as-needed basis. New York State, typically a large presence in the municipal market, was a notable exception to this trend. During the past 12 months, issuers brought $42.2 billion in new securities to market, up from $34.6 billion a year ago.

Management of the funds

Vanguard Fixed Income Group has always looked through the insurance wrapper to the underlying quality of the municipal issuer. As the monoline insurers were downgraded, this long-standing approach proved beneficial, limiting our exposure to bonds that were repriced by the market to reflect their lower underlying credit quality. As usual, we maintained a quality bias in our purchases, which helped us to avoid some of the market’s pitfalls for the fiscal year.

In the Long-Term Tax-Exempt Fund, our customary focus on the market’s higher-quality securities enhanced the fund’s performance compared with that of its peer group as investors retreated from risk. We kept the fund’s duration (a measure of interest-rate sensitivity) near its typical level.

In the Money Market Fund, our high-quality bias was a source of confidence as the market for short-term securities seized up. This development was exemplified by the breakdown in the auction-rate securities market, which normally gives borrowers the opportunity to finance long-term debts at short-term rates. The fund’s return was almost half a percentage point higher than the peer-group average.

The demand for high-quality, short-term securities, along with the Fed’s rate cuts, drove down the Money Market Fund’s 7-day SEC yield over the full 12 months. At the start of the period, the fund’s yield was 3.48%. By the end of the period, the figure was 1.10%.

Outlook

Municipal governments are beginning to feel the effects of the economic slowdown. As the headlines have made clear, Wall Street’s downturn will have a notable impact on state and municipal budgets, which are sensitive to the health of the financial services industry. Going forward, we will have to pay close attention to credit dynamics. The credit quality of issuers will become more of a focus for the market over the coming year.

We approach the new fiscal year confident that shareholders can rely on the Vanguard New York Tax-Exempt Funds’ broad diversification and our experienced credit-

research team to take advantage of the opportunities that arise in the municipal market. And as always, the funds’ low expense ratios enhance our clients’ share of the returns produced by these efforts.

Kathryn T. Allen, Principal, Portfolio Manager

Reid O. Smith, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Vanguard Fixed Income Group

December 19, 2008

New York Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2008

Financial Attributes

Yield[1]	1.1%
Average Weighted Maturity	30 days
Average Quality[2]	MIG-1
Expense Ratio (11/30/2007)[3]	0.10%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	94.8%
P-1/A-1/SP-1/F-1	4.8
AAA/AA	0.4

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the fund’s expense ratio was 0.11%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
New York Tax-Exempt Money Market Fund[1]	2.32%	2.48%	2.42%	$12,707
Average New York Tax-Exempt
Money Market Fund[2]	1.87	2.01	1.99	12,175

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	3.0%	2.6%
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.3	1.9
7-day SEC yield (11/30/2008): 1.10%

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Tax-Exempt Money Market Fund[2]	9/3/1997	2.52%	2.43%	2.44%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
	Albany County NY Airport Auth. Rev. VRDO	1.200%	12/8/08 LOC	18,690	18,690
	Albany NY IDA Fac. Rev.
	(Albany Medical Center) VRDO	1.070%	12/8/08 LOC	2,900	2,900
	Albany NY IDA Fac. Rev.
	(Holland Suites Project) VRDO	1.030%	12/8/08 LOC	6,390	6,390
	Allegany County NY IDA
	(Atlantic Richfield Project) VRDO	1.150%	12/1/08	4,700	4,700
	Buffalo NY Muni. Water System Rev. VRDO	0.730%	12/8/08 LOC	21,800	21,800
	Chappaqua NY Central School Dist. TAN	3.000%	6/30/09	8,000	8,062
	Chemung County NY IDA Civic Fac. Rev.
	(Elmira College Project) VRDO	1.080%	12/8/08 LOC	10,000	10,000
	Clifton Park NY IDA Multifamily Housing Rev.
	(Coburg Village Project) VRDO	1.000%	12/8/08 LOC	11,515	11,515
1	East Rochester NY Housing Auth. Rev. TOB VRDO	1.140%	12/8/08 LOC	11,545	11,545
	Elwood NY Union Free School Dist. TAN	3.000%	6/26/09	12,750	12,849
1	Erie County NY IDA School Fac. Rev. TOB VRDO	1.430%	12/8/08 (4)	4,330	4,330
	Geneva NY IDA Civic Fac. Rev. (Seneca) VRDO	0.900%	12/8/08 LOC	30,700	30,700
1	Hudson Yards Infrastructure Corp.
	New York Rev. TOB VRDO	1.610%	12/8/08 (4)	14,400	14,400
	Huntington NY TAN	3.000%	6/26/09	27,000	27,205
	Ithaca NY BAN	3.000%	6/30/09	5,000	5,038
	Ithaca NY BAN	3.000%	7/10/09	25,000	25,197
	Long Island NY Power Auth. Electric System
	Rev. CP	1.600%	3/12/09 LOC	59,200	59,200
1	Long Island NY Power Auth. Electric System Rev.
	TOB VRDO	1.630%	12/8/08 (4)	14,000	14,000
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	1.620%	12/8/08 (4)	8,000	8,000
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.600%	12/8/08 LOC	9,000	9,000
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.850%	12/8/08 LOC	13,600	13,600
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.850%	12/8/08 LOC	7,800	7,800
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	1.350%	12/8/08 LOC	4,100	4,100
1	Metro. New York Transp. Auth. Rev.
	(Service Contract) TOB VRDO	1.730%	12/8/08 (4)	7,495	7,495
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	1.250%	12/1/08 LOC	19,600	19,600

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	1.800%	12/8/08 LOC	23,160	23,160
	Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,257
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.140%	12/8/08 (13)	14,850	14,850
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.150%	12/8/08 (13)	19,050	19,050
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.150%	12/8/08 (13)	23,360	23,360
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.160%	12/8/08 (4)(13)	15,005	15,005
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.620%	12/8/08 (4)	7,000	7,000
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	12/8/08 (4)	5,435	5,435
1	Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	12/8/08 (4)	8,680	8,680
	Metro. New York Transp. Auth. Rev. VRDO	0.450%	12/8/08 LOC	24,000	24,000
	Metro. New York Transp. Auth. Rev. VRDO	0.950%	12/8/08 LOC	30,600	30,600
	Monroe County NY IDA
	(Assn. Blind and Impaired) VRDO	0.750%	12/8/08 LOC	2,000	2,000
	Monroe County NY IDA
	(Monroe Community College) VRDO	0.900%	12/8/08 LOC	3,800	3,800
	Monroe County NY IDA (Nazareht College) VRDO	1.050%	12/8/08 LOC	2,330	2,330
	Nassau County NY GO VRDO	0.450%	12/8/08 LOC	25,000	25,000
	Nassau County NY GO VRDO	0.450%	12/8/08 LOC	7,060	7,060
	Nassau County NY Interim Finance Auth. VRDO	0.700%	12/8/08	10,000	10,000
	Nassau County NY Interim Finance Auth. VRDO	0.700%	12/8/08	13,000	13,000
	Nassau County NY Interim Finance Auth. VRDO	0.750%	12/8/08	26,000	26,000
	Nassau County NY Interim Finance Auth. VRDO	4.250%	12/8/08	41,200	41,200
	Nassau County NY Interim Finance Auth. VRDO	5.000%	12/8/08 (4)	10,780	10,780
	Nassau County NY Interim Finance Auth. VRDO	6.750%	12/8/08 (4)	20,000	20,000
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	0.850%	12/8/08 LOC	8,500	8,500
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	0.850%	12/8/08 LOC	4,420	4,420
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	1.250%	12/1/08	10,600	10,600
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	1.120%	12/8/08	21,190	21,190
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	1.120%	12/8/08	16,225	16,225
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	1.130%	12/8/08	14,235	14,235
	New York City NY Cultural Resources Rev.
	(Lincoln Center) VRDO	0.500%	12/8/08 LOC	3,750	3,750
	New York City NY Cultural Resources Rev.
	(Metropolitan Museum) VRDO	0.400%	12/8/08	25,800	25,800
	New York City NY Cultural Resources Rev.
	(Metropolitan Museum) VRDO	0.400%	12/8/08	64,000	64,000
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art) PUT	4.000%	8/1/09	5,750	5,835
	New York City NY Cultural Resources Rev.
	(Pierpont Morgan Library) VRDO	0.650%	12/8/08 LOC	4,000	4,000
	New York City NY Cultural Resources Rev.
	(Solomon R. Guggenheim Foundation) VRDO	0.850%	12/8/08 LOC	12,807	12,807
	New York City NY GO PUT	3.500%	3/2/09 LOC	10,000	10,006
1	New York City NY GO TOB VRDO	1.030%	12/8/08	50,000	50,000
1	New York City NY GO TOB VRDO	1.060%	12/8/08	7,760	7,760
	New York City NY GO VRDO	0.700%	12/1/08 LOC	55,150	55,150
	New York City NY GO VRDO	0.750%	12/1/08 LOC	17,500	17,500
	New York City NY GO VRDO	1.750%	12/1/08 (4)	2,300	2,300
	New York City NY GO VRDO	1.750%	12/1/08 (4)	3,070	3,070

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY GO VRDO	1.750%	12/1/08 (4)	8,200	8,200
	New York City NY GO VRDO	1.750%	12/1/08 (4)	13,150	13,150
	New York City NY GO VRDO	0.450%	12/8/08 LOC	4,090	4,090
	New York City NY GO VRDO	0.550%	12/8/08 LOC	32,000	32,000
	New York City NY GO VRDO	0.550%	12/8/08 LOC	48,255	48,255
	New York City NY GO VRDO	0.600%	12/8/08	11,110	11,110
	New York City NY GO VRDO	0.710%	12/8/08 LOC	24,190	24,190
	New York City NY GO VRDO	0.710%	12/8/08 LOC	34,700	34,700
	New York City NY GO VRDO	0.710%	12/8/08	12,500	12,500
	New York City NY GO VRDO	0.850%	12/8/08	10,000	10,000
	New York City NY GO VRDO	0.950%	12/8/08 LOC	23,000	23,000
	New York City NY Housing Dev. Corp. Multi-Family
	Rev. (Beacon Mews) VRDO	0.850%	12/8/08 LOC	10,000	10,000
	New York City NY Housing Dev. Corp. Multi-Family
	Rev. (First Avenue) VRDO	0.900%	12/8/08 LOC	24,205	24,205
	New York City NY Housing Dev. Corp. Multi-Family
	Rev. VRDO	0.900%	12/8/08	45,800	45,800
1	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Housing) TOB VRDO	1.000%	12/8/08	6,975	6,975
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–155 West 21st
	Street) VRDO	0.800%	12/8/08	11,400	11,400
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–201 Pearl
	Street) VRDO	0.600%	12/8/08 LOC	13,500	13,500
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–90 West
	Street) VRDO	0.700%	12/8/08 LOC	25,000	25,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–Atlantic Court) VRDO	0.900%	12/8/08 LOC	53,100	53,100
1	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–Ocean Gate) VRDO	1.100%	12/8/08 LOC	32,530	32,530
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing–One Columbus
	Place) VRDO	0.900%	12/8/08 LOC	32,000	32,000
	New York City NY IDA (Lycee Francais De
	NY Project) VRDO	0.980%	12/8/08 LOC	5,000	5,000
	New York City NY IDA (NY Congregational Nursing
	Center Project) VRDO	0.920%	12/8/08 LOC	4,800	4,800
	New York City NY IDA (United Jewish Appeal) VRDO	0.900%	12/8/08	12,300	12,300
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	0.900%	12/8/08 LOC	15,500	15,500
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	0.900%	12/8/08 LOC	13,600	13,600
1	New York City NY Muni. Water Finance Auth.
	(Water & Sewer System) Rev. TOB VRDO	0.870%	12/8/08	1,990	1,990
	New York City NY Muni. Water Finance Auth. CP	1.600%	1/7/09	43,000	43,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	31,610
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08	1,455	1,455
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08	1,775	1,775
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08	4,995	4,995

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08		5,140	5,140
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08		25,885	25,885
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08		6,480	6,480
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.000%	12/8/08		4,000	4,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.010%	12/8/08		10,000	10,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.050%	12/8/08		4,785	4,785
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.050%	12/8/08		7,200	7,200
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.050%	12/8/08		10,250	10,250
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.050%	12/8/08		15,840	15,840
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.350%	12/8/08		30,765	30,765
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.420%	12/8/08	(4)	7,830	7,830
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.430%	12/8/08	(4)	9,000	9,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.430%	12/8/08	(4)	20,015	20,015
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	1.620%	12/8/08	(4)	10,425	10,425
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.750%	12/1/08		5,600	5,600
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.800%	12/1/08		11,690	11,690
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.950%	12/1/08		22,700	22,700
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	1.250%	12/1/08		6,000	6,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.550%	12/8/08		40,000	40,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.710%	12/8/08		7,000	7,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.950%	12/8/08		13,900	13,900
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	1.440%	12/8/08	(4)	9,400	9,400
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	1.480%	12/8/08		12,845	12,845
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	1.480%	12/8/08		19,610	19,610
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,245	7,424
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	4,000	4,099
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	1,325	1,355
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	5.500%	5/1/09	(Prere.)	1,660	1,698
1	New York City NY Transitional Finance Auth. Rev.
	Future Tax TOB VRDO	1.440%	12/8/08	(4)	18,915	18,915

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	1.000%	12/8/08		5,295	5,295
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	1.030%	12/8/08	(3)(Prere.)	18,895	18,895
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	1.050%	12/8/08		5,945	5,945
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	1.350%	12/8/08		20,080	20,080
1	New York City NY Transitional Finance Auth.
	Rev. TOB VRDO	1.430%	12/8/08	(4)	7,600	7,600
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.500%	12/8/08		28,485	28,485
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.650%	12/8/08		53,865	53,865
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.730%	12/8/08		8,465	8,465
	New York City NY Transitional Finance Auth.
	Tax Rev. VRDO	1.200%	12/1/08		8,650	8,650
1	New York State Dorm Auth. Rev. TOB VRDO	1.000%	12/8/08		8,770	8,770
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	0.920%	12/8/08	LOC	7,955	7,955
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	0.920%	12/8/08	LOC	26,345	26,345
1	New York State Dormitory Auth. Rev.
	(City Univ.) TOB VRDO	1.100%	12/8/08	(4)	11,320	11,320
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	0.600%	2/2/09		12,800	12,800
1	New York State Dormitory Auth. Rev.
	(Columbia Univ.) TOB VRDO	1.050%	12/8/08		2,950	2,950
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	0.550%	12/8/08		6,300	6,300
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	0.750%	12/8/08		71,500	71,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	0.750%	12/8/08		2,600	2,600
1	New York State Dormitory Auth. Rev.
	(New York Univ.) TOB VRDO	0.990%	12/8/08		10,520	10,520
1	New York State Dormitory Auth. Rev.
	(New York Univ.) TOB VRDO	1.050%	12/8/08		2,985	2,985
	New York State Dormitory Auth. Rev.
	(Personal Income Tax)	3.000%	3/15/09		20,540	20,618
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.040%	12/8/08		11,950	11,950
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.050%	12/8/08		40,340	40,340
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.050%	12/8/08		28,385	28,385
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	1.350%	12/8/08		27,125	27,125
	New York State Dormitory Auth. Rev.
	(Rockefeller Univ.) VRDO	0.400%	12/8/08		21,500	21,500
1	New York State Dormitory Auth. Rev.
	(Vassar College) TOB VRDO	0.800%	12/8/08		5,315	5,315
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Bernard College) VRDO	0.900%	12/8/08	LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Catholic Health System) VRDO	0.920%	12/8/08	LOC	2,470	2,470
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (College of New Rochelle) VRDO	0.900%	12/8/08	LOC	5,000	5,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Cornell Univ.) VRDO	0.750%	12/1/08		11,800	11,800
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	0.550%	12/8/08	LOC	8,110	8,110
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	0.550%	12/8/08	LOC	8,285	8,285
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Highland Community Dev. Corp)
	VRDO	0.850%	12/8/08	LOC	10,025	10,025
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Ithaca College) VRDO	0.900%	12/8/08	LOC	9,505	9,505
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (John Fisher College) VRDO	0.800%	12/8/08	LOC	2,000	2,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Long Island Univ.) VRDO	0.950%	12/8/08	LOC	6,500	6,500
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	0.350%	12/8/08		15,815	15,815
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	0.350%	12/8/08		8,000	8,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefellar Univ.) VRDO	0.350%	12/8/08		8,300	8,300
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.) VRDO	0.450%	12/8/08	LOC	15,700	15,700
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.) VRDO	0.450%	12/8/08	LOC	39,230	39,230
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. Lawrence Univ.) VRDO	0.800%	12/8/08	LOC	16,000	16,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Univ. of Rochester) VRDO	0.740%	12/8/08	LOC	20,000	20,000
1	New York State Dormitory Auth. Rev. TOB VRDO	0.880%	12/8/08		7,500	7,500
1	New York State Dormitory Auth. Rev. TOB VRDO	1.000%	12/8/08		4,995	4,995
1	New York State Dormitory Auth. Rev. TOB VRDO	1.050%	12/8/08		13,575	13,575
1	New York State Dormitory Auth. Rev. TOB VRDO	1.060%	12/8/08		18,380	18,380
1	New York State Dormitory Auth. Rev. TOB VRDO	1.090%	12/8/08		7,265	7,265
1	New York State Dormitory Auth. Rev. TOB VRDO	1.090%	12/8/08		5,000	5,000
1	New York State Dormitory Auth. Rev. TOB VRDO	1.150%	12/8/08	(13)	9,800	9,800
1	New York State Dormitory Auth. Rev. TOB VRDO	1.730%	12/8/08	(4)	9,040	9,040
	New York State Dormitory Auth. Rev. VRDO	0.650%	12/8/08	LOC	7,625	7,625
	New York State Dormitory Auth. Rev. VRDO	0.650%	12/8/08	LOC	3,600	3,600
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	2.750%	12/8/08	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.000%	12/8/08	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	3.750%	12/8/08	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	Electric Facility Rev. (Long Island Lighting
	Company) VRDO	0.850%	12/8/08	LOC	12,980	12,980
	New York State Energy Research & Dev. Auth.
	PCR (New York Electric & Gas) VRDO	0.600%	12/8/08	LOC	15,700	15,700
1	New York State Environmental Fac. Corp. PCR
	TOB VRDO	1.630%	12/8/08	(4)	21,450	21,450

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.010%	12/8/08	3,645	3,645
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.050%	12/8/08	4,690	4,690
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.060%	12/8/08	16,500	16,500
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	1.090%	12/8/08	14,000	14,000
1	New York State Environmental Fac. Corp. Rev.
	(Personal Income Tax) TOB VRDO	1.000%	12/8/08	3,185	3,185
	New York State Environmental Fac. Corp. Solid Waste
	Disposal Rev. (General Electric Co.) VRDO	0.650%	12/1/08	18,100	18,100
	New York State Environmental Fac. Corp. Solid Waste
	Disposal Rev. (General Electric Co.) VRDO	0.850%	12/1/08	26,700	26,700
	New York State Environmental Fac. Corp. Solid Waste
	Disposal Rev. (General Electric Co.) VRDO	0.850%	12/1/08	25,900	25,900
	New York State GO PUT	1.670%	12/3/08 LOC	18,200	18,200
	New York State Housing Finance Agency Rev.
	(Brook Avenue Apartments) VRDO	0.850%	12/8/08 LOC	14,300	14,300
	New York State Housing Finance Agency Rev.
	(Chelsea Apartments) VRDO	1.200%	12/8/08 LOC	66,170	66,170
	New York State Housing Finance Agency Rev.
	(Clinton Green North) VRDO	0.850%	12/8/08 LOC	40,000	40,000
	New York State Housing Finance Agency Rev.
	(Overlook Apartments) VRDO	0.800%	12/8/08	5,400	5,400
1	New York State Housing Finance Agency Rev.
	(Personal Income Tax) TOB VRDO	1.050%	12/8/08	4,400	4,400
	New York State Housing Finance Agency Rev.
	(Saville Housing) VRDO	0.900%	12/8/08 LOC	55,000	55,000
	New York State Housing Finance Agency Rev.
	(West 23rd Street) VRDO	0.950%	12/8/08 LOC	47,900	47,900
	New York State Housing Finance Agency Rev.
	(West 31st Street) VRDO	0.800%	12/8/08	20,000	20,000
	New York State Housing Finance Agency Rev. VRDO	0.750%	12/8/08 LOC	35,100	35,100
	New York State Housing Finance Agency Rev. VRDO	0.800%	12/8/08	50,000	50,000
	New York State Housing Finance Agency Rev. VRDO	0.850%	12/8/08 LOC	32,000	32,000
	New York State Housing Finance Agency Rev. VRDO	0.900%	12/8/08 LOC	22,300	22,300
	New York State Housing Finance Agency Rev. VRDO	0.950%	12/8/08 LOC	27,000	27,000
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	0.750%	12/8/08 LOC	23,800	23,800
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	0.950%	12/8/08 LOC	26,700	26,700
	New York State Housing Finance Agency Service
	Contract Rev. VRDO	0.950%	12/8/08 LOC	9,000	9,000
	New York State Local Govt. Assistance Corp. VRDO	0.700%	12/8/08 LOC	36,870	36,870
	New York State Local Govt. Assistance Corp. VRDO	0.750%	12/8/08 LOC	51,675	51,675
	New York State Local Govt. Assistance Corp. VRDO	0.750%	12/8/08	10,000	10,000
	New York State Local Govt. Assistance Corp. VRDO	0.750%	12/8/08	25,155	25,155
	New York State Local Govt. Assistance Corp. VRDO	1.100%	12/8/08 LOC	6,100	6,100
	New York State Local Govt. Assistance Corp. VRDO	2.500%	12/8/08 (4)	47,225	47,225
	New York State Local Govt. Assistance Corp. VRDO	2.500%	12/8/08 (4)	59,925	59,925

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New York State Mortgage Agency Rev.
	(Homeowner Mortgage) TOB VRDO	1.140%	12/8/08		5,805	5,805
1	New York State Mortgage Agency Rev. TOB VRDO	1.130%	12/8/08		6,835	6,835
1	New York State Mortgage Agency Rev. TOB VRDO	1.130%	12/8/08		9,165	9,165
1	New York State Mortgage Agency Rev. TOB VRDO	1.130%	12/8/08		8,850	8,850
1	New York State Mortgage Agency Rev. TOB VRDO	1.130%	12/8/08		4,580	4,580
1	New York State Mortgage Agency Rev. TOB VRDO	1.140%	12/8/08		6,090	6,090
1	New York State Mortgage Agency Rev. TOB VRDO	1.150%	12/8/08		4,500	4,500
	New York State Power Auth. Rev. CP	1.550%	12/3/08		44,200	44,200
	New York State Power Auth. Rev. PUT	1.600%	3/2/09		29,440	29,440
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/09		8,000	8,078
1	New York State Thruway Auth. Rev. TOB VRDO	1.010%	12/8/08	LOC	8,900	8,900
	New York State Urban Dev. Corp. Rev.
	(Community Enhancement Fac.)	5.125%	4/1/09	(Prere.)	5,500	5,608
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(Prere.)	2,500	2,533
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(Prere.)	3,000	3,039
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(Prere.)	4,110	4,164
	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.)	6.000%	1/1/09	(Prere.)	5,000	5,066
1	New York State Urban Dev. Corp. Rev.
	(Correctional Fac.) TOB VRDO	1.030%	12/8/08		17,530	17,530
	New York State Urban Dev. Corp. Rev. VRDO	0.700%	12/8/08	LOC	11,800	11,800
	New York State Urban Dev. Corp. Rev. VRDO	2.750%	12/8/08	LOC	32,000	32,000
1	New York State Urban Dev. Corp. TOB VRDO	1.060%	12/8/08		8,605	8,605
	Niagara County NY IDA Civic Fac.
	Var-Student Housing Rev. VRDO	0.900%	12/8/08	LOC	5,000	5,000
	Onondaga County NY IDA Civic Fac. Rev.
	(Syracuse Univ. Project) VRDO	0.700%	12/8/08	LOC	3,885	3,885
	Onondaga County NY IDA Civic Fac. Rev. VRDO	1.050%	12/8/08	LOC	11,060	11,060
	Oyster Bay NY BAN	2.500%	3/13/09		44,185	44,236
	Oyster Bay NY BAN	2.750%	9/18/09		94,033	94,882
	Port Auth. of New York & New Jersey Special
	Obligation Rev. (Versatile Structure) VRDO	0.700%	12/1/08		3,000	3,000
	Rensselaer County NY IDA Fac. Rev. VRDO	0.900%	12/8/08	LOC	4,000	4,000
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	0.920%	12/8/08	LOC	6,985	6,985
	Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	0.920%	12/8/08	LOC	5,000	5,000
	Rockland County NY RAN	2.000%	3/19/09		80,000	80,070
	Southampton Town NY BAN	2.500%	4/3/09		19,650	19,710
	St. Lawrence County NY Individual Dev.
	Civic Fac. Rev. VRDO	0.450%	12/8/08	LOC	11,550	11,550
	Suffolk County NY Water Auth. Rev. VRDO	0.700%	12/8/08		23,335	23,335
	Suffolk County NY Water Auth. Rev. VRDO	0.700%	12/8/08		46,700	46,700
	Syosset NY Central School Dist. TAN	3.000%	6/26/09		20,000	20,151
	Syracuse NY IDA Civic Facility Rev.
	(Syracuse Univ. Project) VRDO	0.750%	12/1/08	LOC	11,545	11,545
	Tobacco Settlement Asset Securitization Corp. Inc.
	New York	6.375%	7/15/09	(Prere.)	82,915	86,123
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	0.750%	12/1/08		8,275	8,275
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	0.550%	12/8/08		8,390	8,390

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.900%	12/8/08 LOC	29,695	29,695
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.900%	12/8/08 LOC	40,290	40,290
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.900%	12/8/08 LOC	30,525	30,525
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	1.000%	12/8/08	24,610	24,610
1	Triborough Bridge & Tunnel Auth.
	New York Rev. TOB VRDO	1.000%	12/8/08	10,050	10,050
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	0.700%	12/8/08 LOC	49,800	49,800
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	0.920%	12/8/08	48,075	48,075
	Triborough Bridge & Tunnel Auth.
	New York Rev. VRDO	4.250%	12/8/08	73,370	73,370
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.400%	12/8/08 LOC	13,250	13,250
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.650%	12/8/08 LOC	14,500	14,500
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.950%	12/8/08 LOC	10,000	10,000
	Watervliet NY Housing Auth. Rev.
	(Beltrone Senior Living) VRDO	0.900%	12/8/08 LOC	14,000	14,000
Total Tax-Exempt Municipal Bonds (Cost $4,789,110)					4,789,110
Other Assets and Liabilities (0.5%)
Other Assets					33,411
Liabilities					(11,611)
					21,800
Net Assets (100%)
Applicable to 4,810,938,903 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)					4,810,910
Net Asset Value Per Share					$1.00

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	4,811,067
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(157)
Net Assets	4,810,910

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $955,435,000, representing 19.9% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	125,571
Total Income	125,571
Expenses
The Vanguard Group—Note B
Investment Advisory Services	505
Management and Administrative	3,309
Marketing and Distribution	1,415
Money Market Guarantee Program	411
Custodian Fees	41
Auditing Fees	18
Shareholders’ Reports	15
Trustees’ Fees and Expenses	6
Total Expenses	5,720
Expenses Paid Indirectly	(31)
Net Expenses	5,689
Net Investment Income	119,882
Realized Net Gain (Loss) on Investment Securities Sold	(141)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,741

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,882	175,793
Realized Net Gain (Loss)	(141)	2
Net Increase (Decrease) in Net Assets Resulting from Operations	119,741	175,795
Distributions
Net Investment Income	(119,882)	(175,793)
Realized Capital Gain	—	—
Total Distributions	(119,882)	(175,793)
Capital Share Transactions (at $1.00)
Issued	4,670,820	5,010,467
Issued in Lieu of Cash Distributions	115,218	168,528
Redeemed	(5,425,877)	(4,107,526)
Net Increase (Decrease) from Capital Share Transactions	(639,839)	1,071,469
Total Increase (Decrease)	(639,980)	1,071,471
Net Assets
Beginning of Period	5,450,890	4,379,419
End of Period	4,810,910	5,450,890

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.023	.035	.032	.022	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.023	.035	.032	.022	.010
Distributions
Dividends from Net Investment Income	(.023)	(.035)	(.032)	(.022)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.023)	(.035)	(.032)	(.022)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.32%	3.60%	3.28%	2.18%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,811	$5,451	$4,379	$3,238	$2,294
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.29%	3.54%	3.25%	2.19%	1.04%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $509,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage that lasts until December 18, 2008. The fund is accruing this expense over the period October 7–December 18, 2008. Through November 30, 2008, the fund has accrued $411,000, resulting in a 0.01% increase in the fund’s expense ratio for the year ended November 30, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program. To continue coverage for the period December 19, 2008–April 30, 2009, the fund will be required to pay an additional 0.015% of its net assets as of September 19, 2008.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	317	7,629	44,181
Yield[3]		4.8%	4.7%
Investor Shares	4.5%
Admiral Shares	4.6%
Yield to Maturity	4.7%[4]	4.8%	4.7%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	12.5 years	9.9 years	12.8 years
Average Quality	AA	AA	AA
Average Duration	7.3 years	7.6 years	8.1 years
Expense Ratio
(11/30/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	3.0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	6.0%
1–5 Years	28.6
5–10 Years	11.6
10–20 Years	26.1
20–30 Years	24.3
Over 30 Years	3.4

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.91	0.98
Beta	1.14	1.10

Distribution by Credit Quality (% of portfolio)

AAA	28.8%
AA	58.6
A	10.0
BBB	1.3
BB	0.2
B	0.0
Other	1.1

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares[1]	–4.63%	1.96%	3.89%	$14,645
Barclays Capital Municipal Bond Index	–3.61	2.58	4.13	14,991
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.49	15,510
Average New York Municipal Debt Fund[2]	–8.37	0.89	2.78	13,152

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	–4.56%	2.03%	3.72%	$131,757
Barclays Capital Municipal Bond Index	–3.61	2.58	3.98	134,300
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.45	138,893

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.; based on the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception on May 14, 2001.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008

	Investor Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.0%	4.7%	–2.3%	–0.4%
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2
2007	–2.8	4.4	1.6	3.5
2008	–8.7	4.1	–4.6	–0.4

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	4/7/1986	–2.89%	2.25%	–0.61%	4.60%	3.99%
Admiral Shares	5/14/01	–2.82	2.32	–0.53[3]	4.45[3]	3.92[3]

1 Barclays Capital 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
New York (94.8%)
Albany County NY GO	5.000%	10/1/12 (1)	3,405	3,537
Albany NY IDA Fac. Rev.
(St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	3,780
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	336
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,671
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,897
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,987
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,706
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,226
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,631
Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	525	525
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,227
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,410
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,219
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	10,000	7,645
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	23,800	17,136
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/11 (1)	8,100	8,398
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	16,510
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	25,000	24,783
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/19	15,000	15,023
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	19,830	8,692
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	15,905	5,316
Long Island NY Power Auth. Electric System Rev.	5.125%	9/1/29	10,000	8,871
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	5,000	4,627
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23	5,000	5,214
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28	5,000	5,201
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	4,450	3,913
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37	14,250	11,896
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.125%	1/1/29	20,000	17,864
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (1)	500	534
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,243
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,271
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	35,768
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,164
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,137
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22	5,000	4,675
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22 (1)	8,310	8,294

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) PUT	5.000%	11/15/14	40,550	42,256
	Monroe County NY GO	5.000%	3/1/12 (12)	3,340	3,544
	Monroe County NY GO	5.000%	3/1/13 (12)	3,195	3,413
	Monroe Tobacco Securitization Corp. New York
	Tobacco Settlement Rev.	6.375%	6/1/10 (Prere.)	15,000	16,200
	Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	4,670	4,859
	Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	6,905	7,184
	Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	6,585	6,851
	Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,797
	Nassau County NY GO	5.000%	1/15/16 (4)	875	951
	Nassau County NY Sewer & Storm Water
	Finance Auth. Rev.	5.000%	11/1/12	4,980	5,242
	Nassau County NY Sewer & Storm Water
	Finance Auth. Rev.	5.000%	11/1/13	1,000	1,054
	New York City NY Cultural Resources Rev.
	(American Museum of Natural History)	5.000%	7/1/44 (1)	5,000	4,434
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art)	5.000%	4/1/28	4,650	4,386
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art)	5.000%	4/1/31	5,000	4,626
	New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,855
	New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	5,002
	New York City NY GO	5.250%	3/15/11 (2)(Prere.)	390	422
	New York City NY GO	5.125%	8/1/13 (4)	19,025	19,910
	New York City NY GO	5.000%	1/1/14	3,860	4,062
	New York City NY GO	5.000%	2/1/14	3,500	3,684
	New York City NY GO	5.000%	8/1/14	2,500	2,638
	New York City NY GO	5.000%	8/1/14	2,800	2,954
	New York City NY GO	5.000%	8/1/14	2,330	2,458
	New York City NY GO	5.000%	8/1/14	6,500	6,858
	New York City NY GO	5.000%	8/1/14	2,505	2,643
	New York City NY GO	5.200%	8/1/14 (4)	5,000	5,245
	New York City NY GO	5.250%	9/1/14	4,060	4,331
	New York City NY GO	5.000%	4/1/15 (4)	4,760	5,114
	New York City NY GO	5.250%	3/15/16 (2)	4,610	4,838
	New York City NY GO	5.000%	8/1/16	17,425	18,183
	New York City NY GO	5.000%	2/1/17	9,335	9,633
	New York City NY GO	5.000%	9/1/17	4,455	4,564
	New York City NY GO	5.250%	9/1/21	8,000	7,909
	New York City NY GO	5.000%	8/1/22	10,000	9,558
	New York City NY GO	5.250%	8/15/22	10,000	9,768
	New York City NY GO	5.250%	9/1/22	27,000	26,370
	New York City NY GO	5.000%	8/1/24	10,000	9,408
	New York City NY GO	5.250%	8/15/24	15,000	14,485
	New York City NY GO	5.000%	8/1/25	8,905	8,339
	New York City NY GO	5.000%	8/15/26	14,975	13,909
1	New York City NY GO TOB VRDO	1.400%	12/8/08 (4)	8,375	8,375
	New York City NY GO VRDO	1.250%	12/1/08 LOC	3,900	3,900
	New York City NY GO VRDO	1.250%	12/1/08	24,500	24,500
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	6,766
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	37,990	30,264
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/36 (2)	11,285	8,593
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39 (2)	20,405	15,329
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	29,000	22,067
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,847

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/17	25,015	26,513
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/18	5,000	3,201
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/18	25,095	26,488
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,324
2	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	4.500%	6/15/28 (4)	12,000	10,423
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/29	10,000	9,555
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/31	9,000	8,422
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	4.500%	6/15/32	17,500	14,555
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/36	20,055	18,296
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	4.500%	6/15/38	11,250	9,049
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/39	10,000	8,937
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/40	15,075	15,122
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.750%	12/1/08	8,100	8,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.950%	12/1/08	8,600	8,600
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.950%	12/1/08	7,100	7,100
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/23 (1)	6,100	6,076
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	12,378
	New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	11,785
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	15
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/10 (Prere.)	2,820	2,976
	New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	994
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11	4,750	4,944
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,206
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,435	2,642
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	1,920	2,083
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	2,984
	New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,103
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	7,580	7,983
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,680
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	565	595
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	9,914
	New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	8,841
	New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,901
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24 (1)	6,740	6,363
	New York City NY Transitional Finance Auth. Rev.	5.000%	7/15/25 (1)	5,200	4,854
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	4,000	4,216
	New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	13,500	12,810
	New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38	20,000	16,100
	New York City NY Transitional Finance Auth. Rev.
	Future Tax	5.250%	2/1/19 (1)	5,000	5,143
	New York State Dormitory Auth. Rev.	4.000%	2/15/11	2,190	2,248

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,289
New York State Dormitory Auth. Rev.	5.000%	2/15/13	3,335	3,545
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (1)	2,420	2,445
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (1)	2,555	2,554
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (1)	1,680	1,653
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (1)	2,825	2,744
New York State Dormitory Auth. Rev.	5.000%	2/15/23 (4)	5,980	5,755
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (1)	1,120	1,078
New York State Dormitory Auth. Rev.	5.000%	2/15/25 (4)	5,235	4,951
New York State Dormitory Auth. Rev.	5.000%	2/15/26 (4)	5,495	5,151
New York State Dormitory Auth. Rev.	5.000%	2/15/28 (4)	3,000	2,773
New York State Dormitory Auth. Rev.	5.000%	12/15/35	10,000	9,156
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	16,635	16,988
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	1,889
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	9,006
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,169
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (1)	25,145	26,124
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (1)	7,255	7,537
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (1)	14,525	15,151
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (1)	9,240	9,507
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (1)	7,915	8,102
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,077
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,254
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,134
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/22	7,345	7,410
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31	6,905	6,704
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	22,855
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	3,420
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	3,420
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	3,567
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	4,270
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,399
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	96
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	102
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/12	1,490	1,571
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	8/15/12	7,025	7,398
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (1)	6,575	6,039
New York State Dormitory Auth. Rev.
(Montefiore Hosp.)	5.000%	8/1/33 (1)	10,000	8,032
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	8,607
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	6,460
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/27 (1)	5,000	5,221
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	19,330	19,010
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/12	5,250	5,639
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17	13,505	14,407
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,190
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,238
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/31	15,000	14,027
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/32	11,000	10,227
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.750%	3/15/36	10,000	10,092
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)(7)	3,940	3,888
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	16,684
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/30	34,500	32,500
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	5,977
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Facs.)	5.000%	7/1/32	10,000	8,746
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,439
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	12,500	13,414
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,366
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,031
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13	5,000	5,233
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	17,285	18,216
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,210
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (1)	3,000	3,103
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (1)	7,790	7,936
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/31 (1)	8,765	7,581
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/36 (1)	6,190	5,192
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	4,788

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,240
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	10,323
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,500
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	11,297
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	8,500	8,581
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	4,788
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	7,509
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	5,977
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	36,500	33,725
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)(7)	6,330	6,518
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	465
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,313
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,026
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,956
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	817
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,202
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	6,875
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,501
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,778
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,418
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,584
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,263
New York State Dormitory Auth. Rev. Non State
Supported Debt (Cornell Univ.) VRDO	0.750%	12/1/08	2,000	2,000
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/26 (3)	6,105	5,513
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/29 (3)	6,870	6,037
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/31 (3)	10,000	8,668
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/34 (3)	8,000	6,796
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/33 (12)	5,670	5,127
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/38 (12)	3,000	2,662

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)(7)	5,000	4,536
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)(7)	14,270	12,148
New York State Dormitory Auth. Rev. Non State
Supported Debt (Long Island Jewish
Obligated Group)	5.000%	5/1/32	6,500	4,976
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	5.000%	7/1/27 (1)	8,000	7,127
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	5.000%	7/1/35 (1)	24,875	20,980
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	4.500%	7/1/37 (1)	14,020	10,553
New York State Dormitory Auth. Rev. Non State
Supported Debt (Muni. Fac. Health)	5.000%	1/15/13	8,440	8,818
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	5,909
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/38	15,700	14,054
New York State Dormitory Auth. Rev. Non State
Supported Debt (Presbyterian Hosp.)	5.000%	8/15/36 (4)(7)	12,500	10,851
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing Program)	4.000%	10/1/12 (4)	3,130	3,225
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing Program)	5.000%	10/1/13 (4)	1,000	1,070
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John’s Univ.)	5.250%	7/1/32 (1)	20,000	17,796
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	7,457
New York State Dormitory Auth. Rev. Non State
Supported Debt (Vassar College)	5.000%	7/1/46	30,000	25,937
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/25	4,670	4,317
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/26	5,670	5,191
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	10,022
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,265
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	21,935	22,411
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	5,450	5,478
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,490
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,244
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,636
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	4,672
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	5,409

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	7,500	6,932
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	25,000	22,941
New York State Housing Finance Agency Rev.
(Personal Income Tax)	5.000%	3/15/38	15,245	13,975
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	2,015	2,120
New York State Thruway Auth. Rev.	5.000%	1/1/26 (3)	4,695	4,472
New York State Thruway Auth. Rev.	5.000%	1/1/27 (3)	2,000	1,893
New York State Thruway Auth. Rev.	5.000%	1/1/28 (3)	2,500	2,350
New York State Thruway Auth. Rev.	5.000%	1/1/29 (3)	4,500	4,197
New York State Thruway Auth. Rev.	5.000%	1/1/30 (3)	3,000	2,786
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13	3,290	3,513
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/13 (1)	15,000	16,031
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/14	4,010	4,310
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,062
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/15	6,450	6,910
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,411
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	25,000	26,042
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	9,642
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14	13,000	13,734
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	5,425	5,030
New York State Urban Dev. Corp. Rev.	4.750%	1/1/29	10,000	8,560
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	7,802
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,452
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	20,758
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,259
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.250%	1/1/24	10,000	9,626
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (1)	5,000	5,129
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (1)	8,685	9,365
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (1)	9,230	9,900
North Hempstead NY GO	6.400%	4/1/11 (1)	2,075	2,251
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/27	17,655	15,879
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28 (4)	10,000	9,647
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	16,990	15,764
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,995
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,569
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,730
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,887
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.125%	6/1/42	10,000	6,646
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	7,500	7,798
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	20,000	20,458
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	1,065	1,071

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/12	2,715	2,902
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/13	6,465	6,944
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,075
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,623
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	17,859
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,406
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	185	196
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	44,105
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	5,000	5,719
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	11,902
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/32 (1)	3,150	2,864
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/38	15,000	13,421
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	25,000	23,257
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	2.450%	12/8/08 (4)	15,000	15,000
				2,467,527
Puerto Rico (3.1%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,500	7,255
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,082
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	16,845
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,018
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	5,777
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	14,948
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	6,178
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,070
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	956
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	9,140	9,978
				80,107
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	1,995
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	1,616
				3,611
Total Tax-Exempt Municipal Bonds (Cost $2,723,623)				2,551,245
Other Assets and Liabilities (2.0%)
Other Assets				71,427
Liabilities				(20,245)
				51,182
Net Assets (100%)				2,602,427

New York Long-Term Tax-Exempt Fund

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	2,808,124
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(30,707)
Unrealized Appreciation (Depreciation)
Investment Securities	(172,378)
Futures Contracts	(2,612)
Net Assets	2,602,427

Investor Shares—Net Assets
Applicable to 63,130,114 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	639,259
Net Asset Value Per Share—Investor Shares	$10.13

Admiral Shares—Net Assets
Applicable to 193,872,594 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,963,168
Net Asset Value Per Share—Admiral Shares	$10.13

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the value of this security represented 0.3% of net assets.

2 Securities with a value of $3,283,000 have been segregated as initial margin for open futures contracts. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	122,262
Total Income	122,262
Expenses
The Vanguard Group—Note B
Investment Advisory Services	263
Management and Administrative—Investor Shares	785
Management and Administrative—Admiral Shares	998
Marketing and Distribution—Investor Shares	185
Marketing and Distribution—Admiral Shares	469
Custodian Fees	23
Auditing Fees	24
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	3
Total Expenses	2,769
Expenses Paid Indirectly	(48)
Net Expenses	2,721
Net Investment Income	119,541
Realized Net Gain (Loss)
Investment Securities Sold	(21,968)
Futures Contracts	(6,035)
Realized Net Gain (Loss)	(28,003)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(224,645)
Futures Contracts	(2,625)
Change in Unrealized Appreciation (Depreciation)	(227,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,732)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,541	114,331
Realized Net Gain (Loss)	(28,003)	(1,889)
Change in Unrealized Appreciation (Depreciation)	(227,270)	(67,731)
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,732)	44,711
Distributions
Net Investment Income
Investor Shares	(29,655)	(29,725)
Admiral Shares	(89,886)	(84,606)
Realized Capital Gain[1]
Investor Shares	—	(2,050)
Admiral Shares	—	(5,462)
Total Distributions	(119,541)	(121,843)
Capital Share Transactions
Investor Shares	22,282	29,655
Admiral Shares	165,425	247,004
Net Increase (Decrease) from Capital Share Transactions	187,707	276,659
Total Increase (Decrease)	(67,566)	199,527
Net Assets
Beginning of Period	2,669,993	2,470,466
End of Period	2,602,427	2,669,993

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $0 and $969,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.09	$11.44	$11.27	$11.45	$11.57
Investment Operations
Net Investment Income	.463	.486	.486	.486	.488
Net Realized and Unrealized Gain (Loss)
on Investments	(.960)	(.315)	.243	(.141)	(.093)
Total from Investment Operations	(.497)	.171	.729	.345	.395
Distributions
Dividends from Net Investment Income	(.463)	(.486)	(.486)	(.486)	(.488)
Distributions from Realized Capital Gains	—	(.035)	(.073)	(.039)	(.027)
Total Distributions	(.463)	(.521)	(.559)	(.525)	(.515)
Net Asset Value, End of Period	$10.13	$11.09	$11.44	$11.27	$11.45

Total Return[1]	–4.63%	1.57%	6.68%	3.03%	3.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$639	$680	$671	$686	$1,303
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.28%	4.36%	4.33%	4.23%	4.24%
Portfolio Turnover Rate	38%	10%	9%	12%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.09	$11.44	$11.27	$11.45	$11.57
Investment Operations
Net Investment Income	.470	.494	.495	.494	.494
Net Realized and Unrealized Gain
(Loss) on Investments	(.960)	(.315)	.243	(.141)	(.093)
Total from Investment Operations	(.490)	.179	.738	.353	.401
Distributions
Dividends from Net Investment Income	(.470)	(.494)	(.495)	(.494)	(.494)
Distributions from Realized Capital Gains	—	(.035)	(.073)	(.039)	(.027)
Total Distributions	(.470)	(.529)	(.568)	(.533)	(.521)
Net Asset Value, End of Period	$10.13	$11.09	$11.44	$11.27	$11.45

Total Return	–4.56%	1.64%	6.76%	3.10%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,963	$1,990	$1,799	$1,575	$837
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.35%	4.43%	4.40%	4.31%	4.29%
Portfolio Turnover Rate	38%	10%	9%	12%	6%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $272,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $41,000 and custodian fees by $7,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2008, the fund had available realized losses of $32,452,000 to offset future net capital gains of $103,000 through November 30, 2015, and $32,349,000 through November 30, 2016.

The fund had realized losses totaling $867,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2008, the cost of investment securities for tax purposes was $2,724,490,000. Net unrealized depreciation of investment securities for tax purposes was $173,245,000, consisting of unrealized gains of $23,431,000 on securities that had risen in value since their purchase and $196,676,000 in unrealized losses on securities that had fallen in value since their purchase.

New York Long-Term Tax-Exempt Fund

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(589)	71,251	(1,618)
30-Year U.S. Treasury Bond	(240)	30,596	(994)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2008, the fund purchased $1,195,992,000 of investment securities and sold $1,010,125,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	248,014	22,978	201,806	18,091
Issued in Lieu of Cash Distributions	23,902	2,232	25,512	2,288
Redeemed	(249,634)	(23,378)	(197,663)	(17,766)
Net Increase (Decrease)—Investor Shares	22,282	1,832	29,655	2,613
Admiral Shares
Issued	713,149	66,116	530,895	47,665
Issued in Lieu of Cash Distributions	67,204	6,276	66,918	6,004
Redeemed	(614,928)	(57,899)	(350,809)	(31,598)
Net Increase (Decrease)—Admiral Shares	165,425	14,493	247,004	22,071

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

The following table summarizes the fund’s investments as of November 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(2,612)
Level 2—Other significant observable inputs	2,551,245	—
Level 3—Significant unobservable inputs	—	—
Total	2,551,245	(2,612)

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 20, 2009

Special 2008 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2008, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	5/31/2008	11/30/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,010.51	$0.60
Long-Term
Investor Shares	1,000.00	942.81	0.78
Admiral Shares	1,000.00	943.15	0.39
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.47	$0.61
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.67	0.41

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.12%; for the New York Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2008: $42,000

Fiscal Year Ended November 30, 2007: $39,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2008: $3,055,590

Fiscal Year Ended November 30, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2008: $626,240

Fiscal Year Ended November 30, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2008: $0

Fiscal Year Ended November 30, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.